6. PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2018
Notes
6. PREPAID EXPENSES AND DEPOSITS

6.        PREPAID EXPENSES AND DEPOSITS

The closing balance consists of prepaid expense to vendors of $252,751 (December 31, 2017 – $437,137), security deposits of $20,420 (December 31, 2017 - $8,420), and prepaid business insurance of $13,075 (December 31, 2017 - $7,396).